EVENT SUBSEQUENT TO JUNE 30, 2025	6 Months Ended
Jun. 30, 2025
EVENT SUBSEQUENT TO DECEMBER 31, 2024
EVENTS SUBSEQUENT TO JUNE 30, 2025

NOTE 10 - EVENT SUBSEQUENT TO JUNE 30, 2025:

Until September 4, 2025, the Company made drawings under its Any Market Purchase Agreement with Alumni Capital LP (see Note 3(d) above). During this period, the Company issued 1,013,908 ADSs in multiple tranches pursuant to written purchase notices, for total net proceeds of approximately $1.7 million.